SUBSEQUENT EVENTS - Other Information (Details)			9 Months Ended	12 Months Ended
	Nov. 03, 2025 USD ($) shares	Oct. 01, 2025 USD ($) installment shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 10, 2025 USD ($)	Oct. 23, 2025 USD ($)	Sep. 30, 2025 USD ($)
SUBSEQUENT EVENTS
Payment of structured fee			$ 788,000	$ 1,015,114	$ 0
SEPA Convertible Note
SUBSEQUENT EVENTS
Minimum cash balance to be maintained								$ 2,499,000
Subsequent events
SUBSEQUENT EVENTS
Amount of initial purchase order						$ 1,700,000
Subsequent events | Amperics Holdings LLC
SUBSEQUENT EVENTS
Asset acquisition, number of shares | shares	2,700,000
Asset acquisition, cash consideration	$ 0
Subsequent events | Global Impex LLC
SUBSEQUENT EVENTS
Percentage of membership interest acquired	100.00%
Business combination, number of shares issued | shares	33,300,000
Percentage of voting interest acquired	86.22%
Subsequent events | Convertible promissory notes
SUBSEQUENT EVENTS
Principal amount							$ 275,000
Subsequent events | Convertible promissory notes | Global Impex LLC
SUBSEQUENT EVENTS
Principal amount	$ 788,900
Subsequent events | SEPA Convertible Note
SUBSEQUENT EVENTS
Conversion of debt to shares | shares		1,249,983
Convertible debt amount		$ 177,248
Minimum cash balance to be maintained		$ 2,000,000
Minimum cash balance to be maintained - number of next installments of note | installment		3